Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 15. Leases

The Group has leases of office and warehouse buildings, land, vehicles, machinery and computer hardware. Rental contracts are for fixed terms varying between one and seven years.

Information about leases for which the Group is a lessee is presented below.

Right-of-use assets

Reconciliation of asset balances:

	Land and Buildings [1]	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2021	34,886	6,975	32	1,302	43,195
Addition to right-of-use asset	6,573	709	—	—	7,282
Depreciation	(3,311)	(463)	—	(449)	(4,223)
Derecognition of contracts	(126)	(58)	—	(86)	(270)
Transfers	559	(1,155)	(32)	—	(628)
Effect of changes in foreign exchange rates	(4,188)	(932)	—	(69)	(5,189)
Balance as of December 31, 2021	34,393	5,076	—	698	40,167
Addition to right-of-use asset	6,749	2,293	—	1,219	10,261
Depreciation	(4,323)	(1,343)	(7)	(582)	(6,255)
Derecognition of contracts	(437)	(33)	—	—	(470)
Impairment loss	—	(356)	—	—	(356)
Transfers	201	47	61	—	309
Effect of changes in foreign exchange rates	(3,887)	(685)	1	(72)	(4,643)
Balance as of December 31, 2022	32,696	4,999	55	1,263	39,013

[1]	Includes net right-of-use assets of $1,373 (2021: $1,537) with related party WM Partners, LP.

As of December 31, 2022 depreciation expense was recognized as follows: $4,469 was recognized within administrative costs (2021: $3,633) and $1,786 (2021: $590) within cost of goods sold, related to plant leases.

Impairment loss recognized in Other expenses, net relates to the Rymco cash-generating unit. Refer to Note 12. Goodwill for further information.

As of December 31, 2021 the Group assumed rights of use for an amount of $4,533 that were part of the asset acquisition transaction of a pharmaceutical production facility that was purchased from Strides Pharma, Inc. Refer to Note 26.2. Asset acquisition - Pharmaceutical production facility.

Lease Liabilities

The Group’s lease liabilities are guaranteed by the lessor’s title to the leased assets. As of December 31, 2022 and 2021, the Group maintains the following opened balances:

	2022	2021
Non-current	$25,139	$21,894
Current	9,053	9,853
Total	$34,192	$31,747

The remaining contractual maturity and repayment periods of the Group’s leases liabilities are exhibited in Note 27. Financial instruments.

Carrying amounts of lease liabilities are included in Borrowings’ balance, refer to Note 19. Borrowings.

As of December 31, 2021 the Group assumed all obligations and liabilities undertaken as sublessee under the Sublease Agreement with a pending balance of $4,533 that were part of the asset acquisition transaction of a pharmaceutical production facility that was purchased from Strides Pharma, Inc. Refer to Note 26.2. Asset acquisition - Pharmaceutical production facility.

Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	For the year ended December 31
	2022	2021
Interest on lease liabilities	$1,033	$720
Expense relating to leases of low-value assets	115	123
Expense relating to short-term leases	862	1,217

Amounts recognized in Consolidated Statements of Cash Flows

The total cash outflow for leases amounts to $6,679 (2021: $8,854). The principal amount of the lease liabilities and estimated interest payments contractual maturity and repayment periods are included in Note 27. Financial instruments.